Expendable parts and supplies (Tables)	12 Months Ended
Dec. 31, 2018
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Disclosure of Expendable Parts and Supplies

	2018	2017
Material for repair and maintenance	$93,654	$79,424
Other inventories	3,315	3,058

	96,969	82,482
Allowance for obsolescence	(10,439)	(657)

	$86,530	$81,825